Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Income tax

	For the year ended December 31,
(In $ million)	2017	2016	2015
Current tax (expense) benefit
Current year	(201)	(123)	(89)
Adjustments for prior years	2	(1)	—
	(199)	(124)	(89)
Deferred tax (expense) benefit
Origination and reversal of temporary differences	100	16	23
Recognition of previously unrecognized tax losses and temporary differences	24	—	10
Adjustments for prior years	(6)	3	(4)
	118	19	29
Income tax (expense) benefit	(81)	(105)	(60)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates
Reconciliation of income tax expense

	For the year ended December 31,
(In $ million)	2017	2016	2015
Profit (loss) from continuing operations before income tax	521	272	(294)
Income tax using the New Zealand tax rate of 28%	(146)	(76)	83
Effect of tax rates in foreign jurisdictions	(57)	(21)	(3)
Non-deductible expenses and permanent differences	(30)	(14)	(25)
Tax exempt income and income at a reduced tax rate	9	2	3
Currency translation (gain) loss	25	11	(14)
Domestic manufacturing deduction	13	13	—
Withholding tax	(10)	(5)	(6)
Deemed mandatory repatriation	(5)	—	—
Tax rate modifications	339	—	—
Write-off of previously recognized deferred tax assets	(228)	—	(31)
Recognition of deferred tax asset for previously unrecognized tax losses	24	—	8
Change in unrecognized tax losses and temporary differences	(21)	(15)	(66)
Tax on unremitted earnings	9	(1)	(7)
Over (under) provided in prior periods	(4)	2	(4)
Other	1	(1)	2
Total income tax (expense) benefit	(81)	(105)	(60)

Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred taxes

	As of December 31,
(In $ million)	2017	2016
Deductible (taxable) temporary differences	239	22
Tax losses	344	512
Total unrecognized deferred tax assets	583	534
Movement in recognized deferred tax assets and liabilities

(In $ million)	Derivatives	Property, plant and equipment	Intangible assets	Employee benefits	Tax loss carry-forwards	Interest	Other items	Net deferred tax assets (liabilities)
Balance as of January 1, 2016	(33)	(583)	(1,763)	490	110	501	230	(1,048)
Recognized in profit or loss	(66)	26	46	47	(13)	61	(82)	19
Recognized in equity	—	—	—	(43)	—	—	(2)	(45)
Other	—	1	6	(2)	—	—	(5)	—
Balance as of December 31, 2016	(99)	(556)	(1,711)	492	97	562	141	(1,074)
Recognized in profit or loss	26	197	612	(214)	(12)	(450)	(41)	118
Recognized in equity	—	—	—	(20)	—	—	(5)	(25)
Other	—	(1)	(3)	—	—	—	3	(1)
Balance as of December 31, 2017	(73)	(360)	(1,102)	258	85	112	98	(982)

	As of December 31,
(In $ million)	2017	2016
Included in the statement of financial position as:
Deferred tax assets - non-current	32	8
Deferred tax liabilities - non-current	(1,014)	(1,082)
Total recognized net deferred tax liabilities	(982)	(1,074)